Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings	23 Borrowings

	Currency	Maturity dates	Interest rates	2023 £m	2022 £m
Eurobonds	Euro	2024 to 2045	1.3% to 5.4%	5,569	7,149
	UK sterling	2024 to 2055	2.1% to 7.3%	3,097	3,884
	Swiss franc	2026	1.4%	234	226
Bonds issued pursuant to Rules under the U.S. Securities Act (as amended)	US dollar	2024 to 2053	1.7% to 8.1%	29,913	30,152
Bonds and notes				38,813	41,411
Commercial paper				—	27
Other loans				100	875
Bank loans				216	203
Bank overdrafts				103	106
Lease liabilities				498	517
				39,730	43,139
Perpetual hybrid bonds issued by the Group have been classified as equity (note 22(d)) and are therefore excluded from borrowings.
Other loans comprise £100 million (2022: £875 million) relating to a bilateral facility. Commercial paper is issued at competitive rates to meet short-term borrowing requirements as and when needed.
Current borrowings per the balance sheet include interest payable of £573 million at 31 December 2023 (2022: £524 million). Included within borrowings are £5,935 million (2022: £9,223 million) of borrowings subject to fair value hedges where their amortised cost has been decreased by £110 million (2022: £355 million decrease).
The fair value of borrowings is estimated to be £36,000 million (2022: £37,170 million) of which £35,083 million (2022: £35,440 million)
has been calculated using quoted market prices and is within level 1 of the fair value hierarchy and £917 million (2022: £1,730 million)
has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.
Amounts secured on Group assets including property, plant and equipment, inventory and receivables as at 31 December 2023 are
£nil million (2022: £9 million). The majority of lease liabilities are also secured against the associated assets.
Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2023 £m	2022 £m	2023 £m	2022 £m
Within one year	4,324	4,413	5,359	5,426
Between one and two years	3,319	4,253	4,784	5,763
Between two and three years	2,558	4,406	3,920	5,673
Between three and four years	2,947	3,013	4,393	4,141
Between four and five years	3,410	4,077	4,600	5,494
Beyond five years	23,172	22,977	35,163	33,806
	39,730	43,139	58,219	60,303
The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.
Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	U.S. dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m
31 December 2023
Total borrowings	32,215	3,656	302	3,301	256	39,730
Effect of derivative financial instruments
– cross-currency swaps	1,214	(451)	(300)	(559)	—	(96)
– forward foreign currency contracts	(57)	(892)	—	537	414	2
	33,372	2,313	2	3,279	670	39,636
31 December 2022
Total borrowings	33,438	3,383	452	5,579	287	43,139
Effect of derivative financial instruments
– cross-currency swaps	2,356	—	(450)	(2,085)	—	(179)
– forward foreign currency contracts	(40)	(998)	—	590	454	6
	35,754	2,385	2	4,084	741	42,966
The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m
31 December 2023
Total borrowings	4,324	3,319	2,558	2,947	3,410	23,172	39,730
Effect of derivative financial instruments
– interest rate swaps	2,798	(229)	(786)	—	(1,783)	—	—
– cross-currency swaps	448	—	6	—	(98)	(452)	(96)
	7,570	3,090	1,778	2,947	1,529	22,720	39,634
31 December 2022
Total borrowings	4,398	4,246	4,407	3,013	4,077	22,998	43,139
Effect of derivative financial instruments
– interest rate swaps	4,657	(500)	(1,247)	—	(2,910)	—	—
– cross-currency swaps	(77)	—	36	—	(138)	—	(179)
	8,978	3,746	3,196	3,013	1,029	22,998	42,960
Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities
	2023 £m	2022 £m	2023 £m	2022 £m
Within one year	131	142	155	161
Between one and two years	103	109	122	122
Between two and three years	77	76	91	85
Between three and four years	59	58	70	65
Between four and five years	29	50	38	54
Beyond five years	99	82	140	112
	498	517	616	599
For more information on leasing arrangements, refer to note 13(b).
As at 31 December 2023, the Group’s undrawn committed borrowing facilities (note 26) amount to £7,923 million (2022: £7,828 million)
with £5,077 million maturing within one year (2022: £4,828 million maturing within one year), £154 million maturing between one and two years (2022: £nil million maturing between one and two years), £154 million maturing between two and three years (2022: £150 million maturing between two and three years), £2,538 million maturing between three and four years (2022: £350 million maturing between three and four years) and £nil maturing between four and five years (2022: £2,500 million maturing between four and five years).
The Group’s composition and movements in net debt are presented below along with a reconciliation to the financing activities in the
Group Cash Flow Statement:

							2023 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		42,622	(1,638)	(1,956)	204	—	39,232
Lease liabilities		517	(162)	(25)	168	—	498
Derivatives in respect of net debt	19	167	(238)	564	(323)	—	170
Cash and cash equivalents	21	(3,446)	(1,101)	30	226	(368)	(4,659)
Current investments held at fair value	18	(579)	(22)	49	(49)	—	(601)
		39,281	(3,161)	(1,338)	226	(368)	34,640

							2022 £m
	Notes	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Held for Sale	Closing balance
Borrowings (excluding lease liabilities)*		39,212	(17)	3,881	(454)	—	42,622
Lease liabilities		446	(161)	30	218	(16)	517
Derivatives in respect of net debt	19	(91)	348	(435)	345	—	167
Cash and cash equivalents	21	(2,809)	(571)	(431)	(3)	368	(3,446)
Current investments held at fair value	18	(456)	(86)	(15)	(22)	—	(579)
		36,302	(487)	3,030	84	352	39,281
Note:
*Borrowings as at 31 December 2023 include £700 million (2022: £798 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.
In the table above, movements in accrued interest relate to the net movement year on year and cash flows related to interest payments are not included.
'Fair value, accrued interest and other’ movements in lease liabilities in 2023 mainly comprise additions of £168 million (2022: £218 million)
(net of reassessments, modifications and terminations), see note 13(a). The movement of £49 million (2022: £22 million) in current investments held at fair value represents the fair value gains for these investments.

	2023 £m	2022 £m
Cash flows per net debt statement	(3,161)	(487)
Non-financing cash flows included in net debt	1,126	897
Interest paid	(1,682)	(1,578)
Interest element of lease liabilities	(30)	(25)
Remaining cash flows relating to derivative financial instruments	(242)	(465)
Purchases of own shares held in employee share ownership trusts	(110)	(80)
Purchase of own shares	—	(2,012)
Coupon paid on perpetual hybrid bonds	(59)	(60)
Dividends paid to owners of the parent	(5,055)	(4,915)
Capital injection from and purchase of non-controlling interests	—	(1)
Dividends paid to non-controlling interests	(105)	(158)
Other	4	6
Net cash used in financing activities per cash flow statement	(9,314)	(8,878)